STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net (loss)	$ (1,576)	$ (1,000)	$ (5,875)	$ (17,616)
Change in operating assets and liabilities:
Decrease in prepaid expenses			1,000	12,000
Increase in accounts payable and accrued expenses	$ 1,576	$ 1,000	$ 4,875	5,565
Net cash (used in) operating activities				(51)
Net change in cash				(51)
Cash, beginning of period				$ 51
Cash, end of period
Supplemental disclosure of cash flow information
Cash paid for income taxes
Cash paid for interest